SHORT-TERM INVESTMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
SHORT TERM INVESTMENTS [Abstract]
Held-to-maturity investments, lower maturity range	30 days
Held-to-maturity investments, higher maturity range	90 days
Held-to-maturity investments, interest rates lower range (as a percent)	4.35%
Held-to-maturity investments, interest rates higher range (as a percent)	4.60%
OTTI loss, held-to-maturity investments	$ 0
OTTI loss, available-for-sale investments	$ 0